Accrued Compensation and related expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Compensation and related expenses [Abstract]
Accrued Compensation and related expenses
Note 7
Accrued Compensation and Related Expenses:

Set forth below is a detailed listing of accrued compensation and related expenses:

	September 30, 2011	December 31, 2010
	(unaudited)
Accrued payroll and related taxes	$227,032	$392,994
Accrued vacation	275,430	146,495
Accrued commissions and bonus	945,585	1,021,798
Accrued severance	32,449	221,506
Total accrued compensation and related expense	$1,480,496	$1,782,793

Note 7
Accrued Compensation and related expenses:

Set forth below is a detailed listing of accrued compensation and related expenses:

	December 31,
	2010	2009
Accrued payroll and related taxes	$392,994	$260,280
Accrued vacation	146,495	129,026
Accrued commissions and bonus	1,021,798	341,685
Accrued severance	221,506	402,355
Total accrued compensation and related expense	$1,782,793	$1,133,346

The Board of Directors elected to terminate, without cause, the employment of Jeffrey F. O'Donnell, the Company's Chief Executive Officer, effective July 31, 2009. Under Mr. O'Donnell's Employment Agreement, dated October 30, 2007, he was therefore entitled to: (i) severance equal to his base salary, including FICA taxes, from August 1, 2009 to July 31, 2010, amounting to $379,450; (ii) continuation of health benefits over the same twelve-month period, amounting to $11,579 and (iii) payment to him of an amount equal to the premiums necessary to maintain his life and disability insurance over the same twelve-month period, amounting to $8,818. These amounts were recorded as accrued severance for the year ended December 31, 2009.

In addition, Mr. O'Donnell was also entitled to the immediate vesting of 16,097 options and 15,000 shares of restricted stock that had been awarded to him and that were unvested as of July 31, 2009, amounting to compensation of $588,126. This accelerated vesting was recorded as additional paid-in capital for the year ended December 31, 2009. The options that were so vested expired between March 1, 2010 and July 31, 2010.